Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 3,802,806	$ 468,109	$ 7,320,580	$ 1,726,697	$ 4,047,295	$ 1,017,916
Cost of sales	2,481,657	361,250	4,805,865	1,192,608	2,804,274	922,971
Gross profit	1,321,149	106,859	2,514,715	534,089	1,243,021	94,945
General and administrative expenses	3,214,917	2,982,236	5,495,708	5,661,122	19,494,857	1,906,027
Loss from Operations	(1,893,768)	(2,875,377)	(2,980,993)	(5,127,033)	(18,251,836)	(1,811,082)
Other expenses
Interest expense	(2,983,468)	(316,283)	(3,502,390)	(674,343)	(480,589)	(102,390)
Derivative expense	(2,698,490)		(4,057,859)		(93,638)
Change in fair value of derivative liabilities	766,487		634,770		(149,306)
Other expense					(160,568)
Loss on settlement of accounts payable and / or accounts payable - net	(627,384)		(2,542,073)		(433,400)
Total other expense	(5,542,854)	(316,283)	(9,467,552)	(674,343)	(1,317,500)	(102,390)
Net Loss	$ (7,436,623)	$ (3,191,660)	$ (12,448,545)	$ (5,801,376)	$ (19,569,337)	$ (1,913,472)
Net Loss Per Common Share - Basic and Dilutive	$ (0.04)	$ (0.11)	$ (0.07)	$ (0.21)	$ (0.48)	$ (0.07)
Weighted average number of common shares outstanding during the period - Basic and Dilutive	201,864,655	29,247,811	174,365,323	27,702,640	41,141,549	25,914,615